Large Cap Core Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Communication Services (11.8%)
Alphabet, Inc. - Class A *	19,412	23,705
Charter Communications, Inc. - Class A *	10,818	4,458
Comcast Corp. - Class A	246,512	11,113
Electronic Arts, Inc. *	25,678	2,512
Facebook, Inc. - Class A *	67,262	11,978
Liberty Media Corp. - Liberty Formula One - Class C *	31,446	1,308
Spotify Technology SA *	6,271	715
Verizon Communications, Inc.	191,558	11,562
The Walt Disney Co.	21,895	2,853

Total		70,204

Consumer Discretionary (12.4%)
Amazon.com, Inc. *	15,672	27,205
D.R. Horton, Inc.	75,793	3,995
Expedia, Inc.	39,640	5,328
Lennar Corp. - Class A	126,490	7,065
Lowe’s Companies, Inc.	71,573	7,870
Marriott International, Inc. - Class A	17,157	2,134
McDonald’s Corp.	31,278	6,716
MGM Resorts International	49,501	1,372
Netflix, Inc. *	10,723	2,870
The TJX Cos., Inc.	156,193	8,706

Total		73,261

Consumer Staples (5.8%)
The Coca-Cola Co.	242,814	13,219
Mondelez International, Inc.	146,217	8,089
The Procter & Gamble Co.	103,899	12,923

Total		34,231

Energy (4.7%)
BP PLC, ADR	39,098	1,485
Chevron Corp.	34,968	4,147
Concho Resources, Inc.	9,700	659
Diamondback Energy, Inc.	12,610	1,134
Encana Corp.	244,961	1,127
Exxon Mobil Corp.	114,047	8,053
Marathon Petroleum Corp.	57,831	3,513
Noble Energy, Inc.	62,932	1,413

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Energy continued
Pioneer Natural Resources Co.	6,972	877
Schlumberger, Ltd.	70,902	2,423
TC Energy Corp.	55,905	2,895

Total		27,726

Financials (11.4%)
American Express Co.	28,189	3,334
American International Group, Inc.	100,612	5,604
Athene Holding, Ltd. - Class A *	78,438	3,299
Bank of America Corp.	534,348	15,587
Berkshire Hathaway, Inc. - Class B *	21,423	4,456
The Blackstone Group, Inc. - Class A	131,182	6,407
The Hartford Financial Services Group, Inc.	68,082	4,126
HCP, Inc.	62,245	2,218
Marsh & McLennan Cos., Inc.	47,412	4,744
The Progressive Corp.	27,709	2,140
Prudential Financial, Inc.	35,486	3,192
Public Storage	11,685	2,866
Raymond James Financial, Inc.	22,106	1,823
S&P Global, Inc.	11,130	2,727
TD Ameritrade Holding Corp.	114,796	5,361

Total		67,884

Health Care (13.8%)
Abbott Laboratories	117,567	9,837
Alnylam Pharmaceuticals, Inc. *	5,447	438
Anthem, Inc.	34,131	8,195
AstraZeneca PLC, ADR	196,250	8,747
Baxter International, Inc.	44,504	3,893
Biogen, Inc. *	2,952	687
Boston Scientific Corp. *	176,371	7,176
Bristol-Myers Squibb Co.	127,018	6,441
Danaher Corp.	37,635	5,436
Elanco Animal Health, Inc. *	22,445	597
Eli Lilly & Co.	31,277	3,498
HCA Healthcare, Inc.	26,927	3,242
Incyte Corp. *	10,894	809
Pfizer, Inc.	239,270	8,597
Regeneron Pharmaceuticals, Inc. *	1,211	336

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Seattle Genetics, Inc. *	17,558	1,499
Teva Pharmaceutical Industries, Ltd., ADR *	96,631	665
Thermo Fisher Scientific, Inc.	23,436	6,826
UnitedHealth Group, Inc.	10,935	2,376
Vertex Pharmaceuticals, Inc. *	15,263	2,586

Total		81,881

Industrials (11.0%)
3M Co.	1,148	189
AMETEK, Inc.	13,761	1,264
The Boeing Co.	19,844	7,550
Caterpillar, Inc.	7,918	1,000
Dover Corp.	11,538	1,149
Emerson Electric Co.	11,592	775
Equifax, Inc.	12,007	1,689
Fortive Corp.	43,423	2,977
General Electric Co.	24,727	221
IHS Markit, Ltd. *	81,307	5,438
Illinois Tool Works, Inc.	13,716	2,146
Ingersoll-Rand PLC	31,100	3,832
J.B. Hunt Transport Services, Inc.	10,117	1,119
Jacobs Engineering Group, Inc.	20,402	1,867
Lockheed Martin Corp.	20,843	8,130
Norfolk Southern Corp.	33,078	5,943
PACCAR, Inc.	35,668	2,497
Rockwell Automation, Inc.	10,836	1,786
Southwest Airlines Co.	32,183	1,738
Uber Technologies, Inc. *	74,539	2,271
United Technologies Corp.	65,307	8,916
Wabtec Corp.	39,913	2,868

Total		65,365

Information Technology (18.4%)
Adobe Systems, Inc. *	7,949	2,196
Advanced Micro Devices, Inc. *	138,024	4,001
Apple, Inc.	68,643	15,374
FleetCor Technologies, Inc. *	17,416	4,995
Global Payments, Inc.	53,011	8,429
GoDaddy, Inc. *	36,888	2,434
Intel Corp.	93,145	4,800
KLA-Tencor Corp.	18,129	2,891
Marvell Technology Group, Ltd.	105,816	2,642

Large Cap Core Stock Portfolio

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Micron Technology, Inc. *	76,468	3,277
Microsoft Corp.	172,078	23,924
PayPal Holdings, Inc. *	34,979	3,623
salesforce.com, Inc. *	26,940	3,999
ServiceNow, Inc. *	4,926	1,250
Slack Technologies, Inc. - Class A *	2,200	52
Splunk, Inc. *	6,248	736
SS&C Technologies Holdings, Inc.	121,958	6,289
Take-Two Interactive Software, Inc. *	5,818	729
Texas Instruments, Inc.	37,015	4,784
Visa, Inc. - Class A	51,594	8,875
Western Digital Corp.	33,756	2,013
Workday, Inc. - Class A *	10,571	1,797

Total		109,110

Materials (3.1%)
Ball Corp.	39,535	2,878
Celanese Corp. - Class A	26,043	3,185
Crown Holdings, Inc. *	25,737	1,700
Dow, Inc.	23,053	1,098
FMC Corp.	28,922	2,536
International Paper Co.	34,830	1,457
Linde PLC	12,930	2,505
Nucor Corp.	10,681	544
PPG Industries, Inc.	21,182	2,510

Total		18,413

Real Estate (2.3%)
Alexandria Real Estate Equities, Inc.	20,839	3,210
American Tower Corp.	28,986	6,410
Equinix, Inc.	7,401	4,269

Total		13,889

Utilities (4.5%)
Duke Energy Corp.	30,631	2,936
Edison International	32,464	2,448
Exelon Corp.	79,152	3,824
National Grid PLC	22,404	1,213
NextEra Energy, Inc.	9,395	2,189
NRG Energy, Inc.	145,857	5,776
Sempra Energy	55,197	8,148

Total		26,534

Total Common Stocks (Cost: $511,918)		588,498

Short-Term Investments (0.7%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (0.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880% #	4,160,094	4,160

Total		4,160

Total Short-Term Investments (Cost: $4,160)		4,160

Total Investments (99.9%) (Cost: $516,078)@		592,658

Other Assets, Less Liabilities (0.1%)		431

Net Assets (100.0%)		593,089

Large Cap Core Stock Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2019.
@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $516,078 and the net unrealized appreciation of investments based on that cost was $76,580 which is comprised of $93,194 aggregate gross unrealized appreciation and $16,614 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$588,498	$—	$—
Short-Term Investments	4,160	—	—

Total Assets:	$592,658	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

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